As filed with the Securities and Exchange Commission on March 21, 2001

                                                 Securities Act File No. 333-
                                         Investment Company Act File No. 811-

=============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                            ----------------------

                                   FORM N-2
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                         Post-Effective Amendment No.
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                                 Amendment No.
                                 --------------

                      Corporate High Yield Fund IV, Inc.
              (Exact Name of Registrant as Specified In Charter)
                         ----------------------------

             800 Scudders Mill Road, Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)
                                (609) 282-2800
             (Registrant's Telephone Number, including Area Code)

                                Terry K. Glenn
                      Corporate High Yield Fund IV, Inc.
                            800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                         ----------------------------

                                  Copies to:

      Michael J. Hennewinkel, Esq.                  Frank P. Bruno, Esq.
      FUND ASSET MANAGEMENT, L.P.                     BROWN & WOOD LLP
              P.O. Box 9011                        One World Trade Center
   Princeton, New Jersey 08543-9011             New York, New York 10048-0557
                         ----------------------------

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
                         ----------------------------

     If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box. /_/

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. /_/

     If this Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration number of the earlier effective registration statement for the same offering. /_/

     If delivery of the prospectus is expected to be made pursuant to Rule 434 under the Securities Act, please check the following box. /_/
                         ----------------------------

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

====================================================================================================================
                                                                                     Proposed
                                                                     Proposed         Maximum
                                                     Amount          Maximum         Aggregate        Amount of
                    Title of                          Being       Offering Price     Offering       Registration
          Securities Being Registered             Registered(1)    Per Unit(1)       Price(1)          Fee(2)
--------------------------------------------------------------------------------------------------------------------
Common Stock ($.10 par value)...................  66,667shares        $15.00        $1,000,005          $250
====================================================================================================================
(1)  Estimated solely for the purpose of calculating the registration fee.
(2)  Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.
--------------------------------------------------------------------------------------------------------------------

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.



The information contained in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any State where the offer or sale is not permitted.


                             SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED MARCH 21, 2001

PROSPECTUS

                               _________ Shares
                      Corporate High Yield Fund IV, Inc.
                                 Common Stock
                                 ------------

      Corporate High Yield Fund IV, Inc. is a newly organized, diversified, closed-end fund. The Fund seeks to provide stockholders with current income by investing primarily in a diversified portfolio of fixed income securities which are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's Ratings Service) or are unrated securities of comparable quality. The Fund also seeks to provide stockholders with capital appreciation. There can be no assurance that the Fund's investment objectives will be realized. At times, the Fund may utilize leverage through borrowings, including the issuance of debt securities. The use of leverage can create special risks.

      Because the Fund is newly organized, its shares have no history of public trading, and shares of closed-end investment companies frequently trade at a discount from their net asset value. The risk of loss may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund plans to apply to list its shares on the New York Stock Exchange or another national securities exchange under the symbol " ____." Trading of the Fund's common stock on the exchange is expected to begin within two weeks of the date of this prospectus. During that time, the underwriter does not intend to make a market in the Fund's shares. Consequently, an investment in the Fund may be illiquid during that time.

      This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

                               -----------------

         Investing in the common stock involves risks that are described in the "Risk Factors and Special Considerations" section beginning on page ___ of this prospectus.


                                                                    Per Share                 Total

Public offering price................................                $15.00                  $15.00
Underwriting discount................................                   $                       $
Proceeds, before expenses, to the Fund...............                   $                       $


      The underwriter may also purchase up to an additional
____________________________ shares at the public offering price, less the underwriting discount, within 45 days from the date of this prospectus to cover over-allotments.

      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      The shares will be ready for delivery on or about May __, 2001.

                   ----------------------------------------
                              Merrill Lynch & Co.
                   ----------------------------------------

                 The date of this prospectus is May __, 2001.

                               TABLE OF CONTENTS

                                                                         Page

Prospectus Summary..........................................................4
Risk Factors and Special Considerations.....................................6
Fee Table...................................................................9
The Fund...................................................................10
Use of Proceeds............................................................10
Investment Objectives and Policies.........................................10
Other Investment Policies..................................................14
Investment Restrictions....................................................22
Directors and Officers.....................................................24
Investment Advisory and Management Arrangements............................26
Portfolio Transactions.....................................................27
Dividends and Distributions................................................28
Taxes......................................................................29
Automatic Dividend Reinvestment Plan.......................................32
Mutual Fund Investment Option..............................................34
Net Asset Value............................................................34
Description of Capital Stock...............................................35
Custodian..................................................................37
Underwriting...............................................................37
Transfer Agent, Dividend Disbursing Agent and Registrar....................38
Legal Opinions.............................................................38
Notes to Statement of Assets and Liabilities...............................41
Appendix..................................................................A-1

                   ----------------------------------------

      Information about the fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

                   ----------------------------------------

      You should rely only on the information contained in this prospectus. We have not, and the underwriter has not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and Merrill Lynch is not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing in this prospectus is accurate as of the date on the front cover of this prospectus only. Our business, financial condition, results of operations and prospects may have changed since that date.


                              PROSPECTUS SUMMARY

This summary is qualified in its entirety by reference to the detailed information included in this prospectus.

The Fund Corporate High Yield Fund IV, Inc. is a newly organized, diversified, closed-end fund.

The Offering             The Fund is offering ________ shares of
                         common stock at an initial offering price of $15.00 per share. The common stock is being offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated as
                         Underwriter. The Underwriter may purchase up to an additional _____ shares of common stock within 45 days from the date of this prospectus to cover over-allotments, if any.

Investment               The Fund seeks to provide stockholders with
Objectives and           current income by investing primarily in a
Policies                 diversified portfolio of fixed income securities
                         which are rated in the lower rating Policies categories of the established rating services (Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's Ratings Service) or are unrated securities of comparable quality. Such securities generally involve greater volatility of price and risks to principal and income than securities in the higher rating categories. The Fund also seeks to provide stockholders with capital appreciation. There can be no assurance that the Fund's investment objectives will be realized.

                         High Yield Debt Instruments. Under normal market conditions, the Fund will invest at least 80% of its total assets in high-yield debt instruments (including Corporate Loans discussed below) which are rated in the lower rating categories of the established rating services (Baa or lower by Moody's and BBB or lower by Standard & Poor's), or in unrated securities considered by the Investment Adviser to be of comparable quality. Securities rated below Baa by Moody's or below BBB by Standard & Poor's, and unrated securities of comparable quality, are commonly known as "junk" bonds.

                         Foreign Securities. The Fund may invest without limitation in financial instruments of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational currency units. The Fund does not currently intend to hedge its non-U.S. dollar denominated investments.

                         Corporate Loans. The Fund may invest up to 15% of its total assets in loans extended to corporate borrowers by commercial banks or other financial institutions. The corporate loans in which the Fund may invest may be rated in the lower rating categories of the established rating services (Baa or lower by Moody's or BBB or lower by Standard & Poor's), or may be unrated investments of comparable quality.

                         Distressed Securities. The Fund may invest up to 10% of its total assets in high-yield/high-risk securities, including corporate loans, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody's or CC or lower by Standard & Poor's) or which, if unrated, are in the judgment of the Investment Adviser of equivalent quality.

                         Options and Futures Transactions. The Fund may hedge its portfolio against fluctuations in interest rates using options and financial futures contracts. The Fund's hedging transactions are designed to reduce volatility, but come at some cost. For example, the Fund may limit its risk of loss from a decline in the price of a portfolio security by purchasing a put option. However, the price of the security may not in fact drop, but the Fund still has to pay for the option it purchased. In large part, the success of the Fund's hedging activities depends on its ability to forecast movements in securities prices and interest rates. The Fund does not, however, enter options and futures transactions for speculative purposes.

Use of Leverage by       The Fund may borrow money, issue debt securities
the Fund                 or issue shares of preferred stock in Fund amounts
                         up to 33-1/3% of the value of its total assets to finance additional investments. While such leverage creates an opportunity for increased net income, it also creates special risks, including increased costs and greater volatility in the net asset value and market price of the common stock. The Fund intends to borrow in an initial amount up to approximately 25% of the value of its total assets (including the amount obtained from leverage) after the Fund has fully invested the net proceeds of the offering. The
                         Fund may borrow to finance additional investments when the Investment Adviser believes that the potential return on such additional investments will exceed the costs incurred in connection with the borrowing. When the Fund is utilizing leverage, the fees paid to the Investment Adviser for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's net assets plus the proceeds of any outstanding borrowings used for leverage and the issuance of preferred stock.

Listing Currently, there is no public market for the Fund's common stock. However, the Fund plans to apply to list the Fund's shares of common stock on the New York Stock Exchange or another national securities exchange. Trading of the Fund's common stock on the exchange is expected to begin within two weeks of the date of this prospectus. During that time, the Underwriter does not intend to make a market in the common stock. Consequently, an investment in the Fund may be illiquid during that time.

Investment               Fund Asset Management, L.P., the Investment Adviser,
Adviser                  provides investment advisory and administrative
                         services to the Fund. For its services, the Fund pays the Investment Adviser a monthly fee at the annual rate of ____% of the Fund's average weekly net assets
                         (including assets acquired from the sale of any preferred stock), plus the proceeds of any outstanding borrowings used for leverage.

Dividends                The Fund intends to distribute all or a portion of
and                      its net investment income monthly, and and net
Distributions            realized capital gains, if any, at least annually.
                         The Fund expects that it will Distributions commence paying dividends within 90 days of the date of this prospectus. At times, in order to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income in addition to current net investment income.

Automatic                Dividend and capital gains distributions generally
Dividend                 are used to purchase additional shares of the Fund's
Reinvestment             common stock. However, an investor can choose to
Plan                     receive distributions in cash. Since not all
                         investors can participate in the automatic dividend reinvestment plan, you should call your broker or nominee to confirm that you are eligible to participate in the plan.

Mutual Fund              Investors who purchase shares through the Underwriter
Investment               in this offering and later sell their shares have the
Option                   option, subject to certain conditions, to purchase
                         Class D shares of certain Merrill Lynch funds with the proceeds from such sale.


                    RISK FACTORS AND SPECIAL CONSIDERATIONS

         An investment in the Fund's common stock may be speculative in that it involves a high degree of risk and should not constitute a complete investment program.

         Liquidity and Market Price of Shares. The Fund is newly organized and has no operating history or history of public trading. Prior to the time the Fund's common stock is listed on the New York Stock Exchange or another national securities exchange, an investment in the Fund may be illiquid.

         Shares of closed-end funds that trade in a secondary market frequently trade at a market price that is below their net asset value. This is commonly referred to as "trading at a discount." Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced immediately following the offering by the underwriting discount and the amount of organization and offering expenses paid by the Fund.

         High Yield Debt Instruments. The Fund invests primarily in a portfolio of high-yield, lower grade and unrated debt instruments. Investments in high yield securities entail a higher level of credit risk (loss of income and/or principal) than investments in higher-rated securities. Securities rated in the lower rating categories are considered to be predominantly speculative with respect to capacity to pay interest and repay principal. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. New issuers also may be inexperienced in managing their debt burden. The issuer's ability to service its debt obligations may be adversely affected by business developments unique to the issuer, the issuer's inability to meet specific projected business forecasts, or the inability of the issuer to obtain additional financing. High yield securities are often unsecured and subordinated to other creditors of the issuer. Other than the distressed securities discussed below, the high yield securities in which the Fund may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

         High yield securities also tend to be more sensitive to economic conditions than investment grade securities. The financial condition of a high yield issuer is usually more susceptible to a general economic downturn or a sustained period of rising interest rates.

         High yield securities may have call or redemption features that permit an issuer to repurchase the securities from the Fund. If a call were exercised by an issuer during a period of declining interest rates, the Fund likely would have to replace such called securities with lower yielding securities that would decrease the net investment income to the Fund and dividends to stockholders.

         Like higher-rated fixed income securities, high yield securities, generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the high yield securities market, which market may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. Investments in high yield securities may, from time to time, and especially in declining markets, become illiquid. The combination of price volatility and the limited liquidity of high yield securities may have an adverse effect on the Fund's investment performance.

         High yield securities tend to be more volatile than higher-rated fixed income securities, so that adverse economic events may have a greater impact on the prices of high yield securities than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities will adversely affect the Fund's net asset value.

         Adverse publicity and investor perceptions also may reduce the value and liquidity of high yield securities. When the market value of high yield securities goes down, the Fund's net asset value will decrease. In addition, the Fund may incur additional expenses if it is forced to seek recovery upon a default of a portfolio holding or if it participates in the restructuring of the obligation.

         Corporate Loans. As in the case of junk bonds, the corporate loans in which the Fund may invest may be rated in the lower rating categories of the established rating series (Baa or lower by Moody's and BBB or lower by S&P), or may be unrated investments of comparable quality. Corporate loans can be expected to provide higher yields than lower-yielding, higher-rated fixed income securities, but may be subject to greater risk of loss of principal and income. Corporate loan obligations are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give corporate loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loan will be repaid in full. Corporate loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day to day basis, in the case of the prime rate of a U.S. bank, or which may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of the London Interbank Offered Rate. Consequently, the value of corporate loans held by the Fund may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for certain corporate loans may not be as well developed as the secondary dealer market for junk bonds, and therefore present increased market risk relating to liquidity and pricing concerns.

         Distressed Securities. An investment in distressed securities is speculative and involves significant risk in addition to the risks discussed above in connection with investments in high-yield or "junk" bonds or high yield corporate loans. Distressed securities frequently do not produce income while they are outstanding. The Fund may purchase distressed securities that are in default or the issuers of which are in bankruptcy. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investment.

         Net Asset Value; Interest Rate Sensitivity; Credit Quality and Other Market Conditions. Generally, when interest rates go up, the value of fixed income debt securities goes down. Therefore, the net asset value of a fund that invests primarily in fixed income debt securities changes as interest rates fluctuate. A decline in the credit quality or financial condition of issuers of the high yield securities in which the Fund invests may result in the value of such high yield securities held by the Fund, and hence the Fund's net asset value, going down. A serious deterioration in the credit quality or financial condition of an issuer could cause a permanent decrease in the Fund's net asset value. Furthermore, volatility in the capital markets and other adverse market conditions may result in a decrease in the value of the high yield securities held by the Fund. Given that the Fund uses market prices to value many of its high yield securities investments, any decrease in the market value of the high yield securities held by the Fund will result in a decrease in the Fund's net asset value.

         Leverage. The Fund may borrow money, issue debt securities or issue preferred stock in amounts up to 33-1/3% of the value of its total assets. Borrowing creates the risk of increased volatility in the net asset value and market price of the Fund's common stock. Such leverage also creates the risk that the investment return on shares of the Fund's common stock will be reduced to the extent the cost of the borrowings exceeds income on retained investments.

         Hedging. Hedging transactions subject the Fund to the risk that, if the Investment Adviser incorrectly forecasts market values, interest rates or other applicable factors, the Fund's performance could suffer. In addition, if the counterparty to an interest rate hedging transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. The Fund is not required to enter into interest rate hedging transactions and may not do so.

         Foreign Securities. Investments in non-U.S. securities may involve risks not typically involved in domestic investment, including fluctuation in foreign interest rates, currency risk, and future foreign political and economic developments and the possible imposition of exchange controls or other governmental laws or restrictions.

         Liquidity of Investments. Certain high yield securities, including corporate loans, in which the Fund invests may lack an established secondary trading market or are otherwise considered illiquid. Liquidity of a security relates to the ability to easily dispose of the security and the price to be obtained and does not generally relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments.

         Antitakeover Provisions. The Fund's Articles of Incorporation include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors. Such provisions could limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

                                   FEE TABLE


Stockholder Transaction Expenses:

   Maximum Sales Load (as a percentage of offering price)................................................  None
   Dividend Reinvestment Plan Fees.......................................................................  None

Annual Expenses (as a percentage of net assets attributable to common stock):

   Investment Advisory Fee (a)(b)........................................................................  ____%
   Interest Payments on Borrowed Funds (b)...............................................................  0.%

   Other Expenses (b)....................................................................................  0.%

     Total Annual Expenses (b)...........................................................................  0.%



                                                                      1          3         5         10
                                                                    Year       Years     Years     Years

Example:
An Investor would pay the following expenses on a $1,000 investment, assuming total annual expenses of
0. % (assuming leverage of 25% of the Fund's total assets) and a 5% annual return throughout the periods:

 ..........................................................        $          $          $         $

--------------
(a)  See "Investment Advisory and Management Arrangements"--page 25.
(b) Assumes leverage by borrowing in an amount equal to approximately 25% of the Fund's total assets (including the amount obtained from leverage) at an interest rate of ____%. The Fund may utilize leverage up to 33-1/3%
     of the value of the Fund's total assets (including the amount obtained from leverage), depending on economic conditions. The Fund intends to utilize leverage only if the Investment Adviser believes that it would result in higher income to stockholders over time. If the Fund does not use leverage, it is estimated that, as a percentage of net assets attributable to common stock, the Investment Advisory Fee would be ____%,
     Interest Payments on Borrowed Funds would be 0.        %, Other Expenses
     would be 0.        %, and Total Annual Expenses would be 0.        %.
     See "Risk Factors and Special Considerations-Leverage" and "Other Investment Policies--Leverage."

         The Fee Table is intended to assist investors in understanding the costs and expenses (including the underwriting discount) that a stockholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. The Example should not be considered a representation of future expenses or annual rate of return, and actual expenses, leverage amount or annual rate of return may be more or less than those assumed for purposes of the Example.

                                   THE FUND

         Corporate High Yield Fund IV, Inc. (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund was incorporated under the laws of the State of Maryland on March 19, 2001, and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's principal office is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its telephone number is (609) 282-2800.

         The Fund has been organized as a closed-end investment company. Closed-end investment companies differ from open-end investment companies (commonly referred to as mutual funds) in that closed-end investment companies do not redeem their securities at the option of the stockholder, whereas open-end investment companies issue securities redeemable at net asset value at any time at the option of the stockholder and typically engage in a continuous offering of their shares. Accordingly, open-end investment companies are subject to continuous asset in-flows and out-flows that can complicate portfolio management. However, shares of closed-end investment companies frequently trade at a discount from net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

                                USE OF PROCEEDS

         The net proceeds of this offering will be approximately $_________ (or approximately $_________ assuming the Underwriter exercises the over-allotment option in full) after payment of organizational and offering costs estimated to be approximately $_________ and the deduction of the underwriting discount.

         Due to current illiquidity in the high yield fixed income markets, investments that, in the judgment of the Investment Adviser, are appropriate investments for the Fund may not be immediately available. Therefore, the Fund expects that there will be an initial investment period of up to six months following the completion of its common stock offering before it is invested in accordance with its investment objectives and policies. Pending such investment, it is anticipated that all or a portion of the proceeds will be invested in U.S. Government securities or high grade, short-term money market instruments. See "Investment Objectives and Policies."

                      INVESTMENT OBJECTIVES AND POLICIES

         The Fund seeks to provide stockholders with current income by investing primarily in a diversified portfolio of fixed income securities which are rated in the lower rating categories of the established rating services (Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Service ("Standard & Poor's")) or are unrated securities of comparable quality. Under normal market conditions, the Fund will invest at least 80% of its total assets in high-yield debt instruments (including corporate loans discussed below). High-yield debt instruments include junk bonds and corporate loans rated in the lower rating categories (Baa or lower by Moody's and BBB or lower by Standard & Poor's) or unrated if in the judgment of the Investment Adviser such instruments are of equivalent quality. Such investments generally involve greater volatility of price and risks to principal and income than securities in the higher rating categories. The Fund also seeks to provide stockholders with capital appreciation.

         The Fund may invest without limitation in financial instruments of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational currency units. The Fund does not currently intend to hedge its non-U.S. dollar denominated investments.

         The Fund may invest up to 15% of its total assets in loans extended to corporate borrowers by commercial banks or other financial institutions ("Corporate Loans"). The Corporate Loans in which the Fund may invest may be rated in the lower rating categories of the established rating services (Baa or lower by Moody's or BBB or lower by Standard & Poor's), or may be unrated investments of comparable quality. The Fund may invest up to 10% of its total assets in high-yield/high-risk securities, including Corporate Loans, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody's or CC or lower by Standard & Poor's) or which, if unrated, are in the judgment of the Investment Adviser of equivalent quality ("Distressed Securities").

         An investment in the Fund may be speculative in that it involves a high degree of risk and should not constitute a complete investment program. See "Risk Factors and Special Considerations."

         The Fund's investment objectives are fundamental policies and may not be changed without the approval of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). There can be no assurance that the Fund's investment objectives will be realized.

         Under normal market conditions, the Fund will invest at least 80% of its total assets (including the amount of any borrowings for investment purposes) in high yield debt instruments, including Corporate Loans, or in similar unrated instruments considered by the Investment Adviser to be of comparable quality. This is a non-fundamental policy and may be changed by the Board of Directors of the Fund provided that stockholders are provided with at least 60 days prior written notice of any change as required by the rules under the 1940 Act.

         When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be reduced substantially with only a relatively small reduction in yield. In addition, under unusual market or economic conditions or for temporary or defensive or liquidity purposes, the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized statistical rating organization or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold investments in cash. The yield on such securities may be lower than the yield on lower-rated fixed income securities. Although the Fund will invest primarily in lower-rated securities, other than with respect to Distressed Securities (which are discussed below), it will not invest in securities in the lowest rating categories (Ca or below by Moody's or CC or below by Standard & Poor's) unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.

         Investment in the Fund offers the individual investor several potential benefits. In managing a portfolio of high-yield debt instruments, the Investment Adviser provides professional management which includes the extensive credit analysis needed to invest in foreign securities, junk bonds, Corporate Loans and Distressed Securities. The Fund also relieves the investor of the burdensome administrative details involved in managing a portfolio of such investments. Additionally, the Investment Adviser may seek to enhance the yield or capital appreciation of the Fund's common stock by leveraging the Fund's capital structure through the borrowing of money or the issuance of short-term debt securities or shares of preferred stock. These benefits are at least partially offset by the expenses involved in running an investment company. Such expenses primarily consist of advisory fees and operational costs. The use of leverage also involves certain expenses and s risk considerations. See "Risk Factors and Special Considerations" and "Other Investment Policies-Leverage."

         The Fund may engage in various portfolio strategies to seek to increase its return and to hedge its portfolio against movements in interest rates through the use of interest rate transactions, the purchase of call and put options on securities, the sale of covered call and put options on its portfolio securities and transactions in financial futures and related options on such futures. Each of these portfolio strategies is described below. There can be no assurance that the Fund will employ these strategies or that, if employed, they will be effective.

         The Fund may invest in, among other things, the types of instruments described below:

Description of High-Yield Debt Securities

         Under normal market conditions, the Fund will invest at least 80% of its total assets in high-yield debt instruments which are rated in the lower rating categories of the established rating services (Baa or lower by Moody's or BBB or lower by Standard & Poor's), or in unrated securities considered by the Investment Adviser to be of comparable quality. Securities rated below Baa by Moody's or below BBB by Standard & Poor's, and unrated securities of comparable quality, are commonly known as "junk" bonds. See Appendix A-- "Ratings of Securities" for information concerning rating categories.

         Selection and supervision of high-yield debt securities by the Investment Adviser involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Investment Adviser's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general conditions and other factors may include anticipated change in economic activity and interest rates, the availability of new investment opportunities and the economic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and, consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund's ability to achieve its investment objectives may depend to a greater extent on the Investment Adviser's own credit analysis than investment companies which invest in higher-rated securities. Although the Fund will invest primarily in lower-rated securities, other than with respect to Distressed Securities (which are discussed below) it will not invest in securities in the lowest rating categories (Ca or below for Moody's and CC or below for Standard & Poor's) unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such ratings. The Fund may continue to hold securities that are downgraded after the Fund purchases them and will sell such securities only if, in the Investment Adviser's judgment, it is advantageous to sell such securities.

         Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make repayments of principal and payments of interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the junk bond market. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities are often unsecured and subordinated to other creditors of the issuer. Other than with respect to Distressed Securities (which are discussed below), the junk bonds in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

         Junk bonds may have call or redemption features that permit an issuer to repurchase the securities from the Fund. If a call were exercised by an issuer during a period of declining interest rates, the Fund likely would have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to stockholders.

         Junk bonds tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on the prices of high yield securities than on higher-rated fixed-income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value.

         Like higher-rated fixed income securities, high yield debt securities generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the high yield securities market, which market may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers. As a result, the Fund may experience difficulty acquiring appropriate high yield securities for investment, especially during periods of high demand in the high yield securities market.

         Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair liquidity in the junk bond market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses if it is forced to seek recovery upon a default of a portfolio holding or if it participates in the restructuring of the obligation.

         The Fund may receive warrants or other non-income producing equity securities in connection with its investments in debt instruments, or the restructuring of investments owned by the Fund. The Fund may continue to hold such securities until, in the Investment Adviser's judgment in light of current market conditions, it is advantageous to effect a disposition of such securities.

Description of Corporate Loans

         The Fund may invest up to 15% of its total assets in Corporate Loans. The Fund considers Corporate Loans to be high-yield debt instruments, and includes Corporate Loans in determining wether at least 80% of its total assets are invested in high-yield debt instruments. The Corporate Loans in which the Fund invests primarily consist of direct obligations of a borrower and may include debtor in possession financings pursuant to Chapter 11 of the U.S. Bankruptcy Code, obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code, leveraged buy-out loans, leveraged recapitalization loans, receivables purchase facilities, privately placed notes. The Fund may invest in a Corporate Loan at origination as a co-lender or by acquiring in the secondary market participations in, assignments of or novations of a Corporate Loan.

         As in the case of junk bonds, such Corporate Loans may be rated in the lower rating categories of the established rating services (Baa or lower by Moody's or BBB or lower by Standard & Poor's), or may be unrated investments of comparable quality. As in the case of junk bonds, such Corporate Loans can be expected to provide higher yields than lower-yielding, higher-rated fixed income securities, but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between Corporate Loans and junk bonds. Corporate Loan obligations are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of Corporate Loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give Corporate Loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the borrowers of the Corporate Loans will repay principal and/or pay interest in full. Corporate Loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day to day basis, in the case of the prime rate of a U.S. bank, or which may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of the London Interbank Offered Rate. Consequently, the value of Corporate Loans held by the Fund may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment. On the other hand, the secondary dealer market for certain Corporate Loans may not be as well developed as the secondary dealer market for junk bonds, and therefore present increased market risk relating to liquidity and pricing concerns.

Description of Distressed Securities

         The Fund may invest up to 10% of its total assets in Distressed Securities, including Corporate Loans, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody's or CC or lower by Standard & Poor's) or which, if unrated, are in the judgment of the Investment Adviser of equivalent quality. Investment in Distressed Securities is speculative and involves significant risk. Distressed Securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund seeks its secondary objective of capital appreciation through investment in Distressed Securities, the Fund's ability to achieve current income for its stockholders may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the Distressed Securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Distressed Securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to Distressed Securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, the Fund may be restricted from disposing of such securities. See "Risk Factors and Special Considerations."

Illiquid Securities

         The Fund may invest in junk bonds, Corporate Loans and other securities that lack a secondary trading market or are otherwise considered illiquid. Liquidity of a security relates to the ability to easily dispose of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. The Fund has no limitation on the amount of its investments that are not readily marketable or are subject to restrictions on resale. Such investments may affect the Fund's ability to realize the net asset value in the event of a voluntary or involuntary liquidation of its assets. See "Net Asset Value" for information with respect to the valuation of illiquid securities.

                           OTHER INVESTMENT POLICIES

         The Fund has adopted certain other policies as set forth below:

Leverage

         At times, the Fund expects to utilize leverage through borrowings or issuance of short-term debt securities or shares of preferred stock. The Fund has the ability to utilize leverage in an amount up to 33 1/3% of the value of its total assets (including the amount obtained from leverage). Under current market conditions, the Fund intends to utilize leverage in an initial amount up to approximately 25% of the value of its total assets (including the amount obtained from leverage). The Fund generally will not utilize leverage if it anticipates that the Fund's leveraged capital structure would result in a lower return to common stockholders than that obtainable if the common stock were unleveraged for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace from borrowings for leverage and the issuance of preferred stock. When the Fund is utilizing leverage, the fees paid to the Investment Adviser for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's net assets plus the proceeds of any outstanding borrowings used for leverage and the issuance of preferred stock.

         The concept of leveraging is based on the premise that the cost of the assets to be obtained from leverage will be based on short-term rates which normally will be lower than the return earned by the Fund on its longer term portfolio investments. Since the total assets of the Fund (including the assets obtained from leverage) will be invested in the higher yielding portfolio investments or portfolio investments with the potential for capital appreciation, the holders of common stock will be the beneficiaries of the incremental return. Should the differential between the underlying assets and cost of leverage narrow, the incremental return "pick up" will be reduced. Furthermore, if long-term rates rise, the common stock net asset value will reflect the decline in the value of portfolio holdings resulting therefrom.

         Leverage creates risks for holders of common stock, including the likelihood of greater volatility of net asset value and market price of shares of common stock, and the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any preferred stock may affect the return to the holders of common stock. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to stockholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's stockholders of maintaining the leveraged position will outweigh the current reduced return. Capital raised through leverage will be subject to interest costs or dividend payments that may or may not exceed the income and appreciation on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. The issuance of additional classes of preferred stock involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on shares of common stock or to engage in other activities. Borrowings and the issuance of a class of preferred stock having priority over the Fund's common stock create an opportunity for greater return per share of common stock, but at the same time such borrowing is a speculative technique in that it will increase the Fund's exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with borrowed funds or offering proceeds exceed the cost of borrowing or issuing additional classes of securities, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on the common stock in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowing. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized rating organizations which may issue ratings for the short-term debt instruments or preferred stock issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

         Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the Fund's total assets). Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Under the 1940 Act, the Fund is not permitted to issue shares of preferred stock unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred stock (i.e., such liquidation value may not exceed 50% of the value of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common stock unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or distribution) is at least 200% of such liquidation value. In the event shares of preferred stock are issued, the Fund intends, to the extent possible, to purchase or redeem shares of preferred stock from time to time to maintain coverage of any preferred stock of at least 200%.

         The Fund's willingness to borrow money and issue new securities for investment purposes, and the amount it will borrow or issue, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Investment Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

         Assuming the utilization of leverage by borrowings in the amount of approximately 25% of the Fund's total assets, and an annual interest rate of ____% payable on such leverage based on market rates as of the date of this prospectus, the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such interest payments would be ____%.

         The following table is designed to illustrate the effect on the return to a holder of the Fund's common stock of the leverage obtained by borrowings in the amount of approximately 25% of the Fund's total assets, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to stockholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.


Assumed Portfolio Return (net of expenses)..........      (10)%        (5)%       0%       5%      10%
Corresponding common stock Return...................      ( )%         ( )%      ( )%       %        %


         Until the Fund borrows or issues shares of preferred stock, the Fund's common stock will not be leveraged, and the risks and special considerations related to leverage described in this prospectus will not apply. Such leveraging of the common stock cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in longer-term debt instruments in accordance with the Fund's investment objectives and policies.

Interest Rate Transactions

         In order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income, the Fund may enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. To the extent that the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions primarily as a hedge and not as a speculative investment. However, the Fund also may invest in interest rate swaps to enhance income or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates). The Fund is not required to hedge its portfolio and may choose not to do so. The Fund cannot guarantee that any hedging strategies it uses will work.

         In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

         The Fund usually will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be maintained in a segregated account by the Fund's custodian.

         The Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (i.e., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

         Typically, the parties with which the Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Investment Adviser to be equivalent to such rating. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are more recent innovations and are less liquid than swaps. Certain Federal income tax requirements may limit the Fund's ability to engage in interest rate swaps. Gains from transactions in interest rate swaps distributed to stockholders will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to stockholders. See "Taxes."

Investments in Foreign Securities

         The Fund may invest without limitation in financial instruments of issuers domiciled outside of the United States or that are denominated in various foreign currencies and multinational foreign currency units. Investment in such securities involves certain risks not involved in domestic investments. See "Risk Factors and Special Considerations--Foreign Securities."

         Public Information. Many of the foreign securities held by the Fund will not be registered with the Securities and Exchange Commission (the "Commission") nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly available information about the foreign issuer of such securities than about a U.S. issuer, and such foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. issuers. Traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to such securities, particularly those issued in certain smaller, emerging foreign capital markets. Foreign issuers, and issuers in smaller, emerging capital markets in particular, generally are not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic issuers.

         Trading Volume, Clearance and Settlement. Foreign financial markets, while often growing in trading volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Government Supervision and Regulation. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

         Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons in a company to only a specific class of securities that may have less advantageous terms than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

      A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, the Fund may invest up to 10% of its total assets in securities of closed-end investment companies, not more than 5% of which may be invested in any one such company. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares in closed-end investment companies, stockholders would bear both their proportionate share of the Fund's (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. The Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

         In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund's ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict the Fund's investments in certain foreign banks and other financial institutions.

         Foreign Sub-Custodians and Securities Depositories. Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Options on Portfolio Securities

         Call Options on Portfolio Securities. The Fund may purchase call options on any of the types of securities in which it may invest. A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. The Fund also is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge against the price of the underlying security declining. The Fund may also purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

         Put Options on Portfolio Securities. The Fund is authorized to purchase put options to hedge against a decline in the value of its securities. By buying a put option, the Fund acquires a right to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund also has authority to write (i.e., sell) put options on the types of securities which may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. The Fund will receive a premium for writing a put option, which increases the Fund's return. The Fund will not sell puts if, as a result, more than 50% of the Fund's assets would be required to cover its potential obligations under its hedging and other investment transactions. The Fund may purchase and sell put options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is less than the exercise price of the option.

Financial Futures and Options Thereon

         The Fund is authorized to engage in transactions in financial futures contracts ("futures contracts") and related options on such futures contracts either as a hedge against adverse changes in the market value of its portfolio securities or to enhance the Fund's income. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract, to buy and the seller of a futures contract to sell a security for a set price on a future date or, in the case of an index futures contract, to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation (i.e., by entering into an offsetting transaction). Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodities Futures Trading Commission (the "CFTC"). Transactions by the Fund in futures contracts and financial futures are subject to limitations as described below under "--Restrictions on the Use of Futures Transactions."

         The Fund may sell financial futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market values of securities that may be held by the Fund will fall, thus reducing the net asset value of the Fund. However, as interest rates rise, the value of the Fund's short position in the futures contract will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's investments which are being hedged. While the Fund will incur commission expenses in selling and closing out futures positions, these commissions are generally less than the transaction expenses which the Fund would have incurred had the Fund sold portfolio securities in order to reduce its exposure to increases in interest rates. The Fund also may purchase financial futures contracts in anticipation of a decline in interest rates when it is not fully invested in a particular market in which it intends to make investments to gain market exposure that may in part or entirely offset an increase in the cost of securities it intends to purchase. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase securities upon termination of the futures contract.

         The Fund also has authority to purchase and write call and put options on futures contracts. Generally, these strategies are utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities or an increase in interest rates. Similarly, the Fund may purchase call options, or write put options on futures contracts, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value or a decline in interest rates of securities which the Fund intends to purchase.

         The Fund may engage in options and futures transactions on exchanges and options in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligation is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "--Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

         Restrictions on the Use of Futures Transactions. Under regulations of the CFTC, the futures trading activity described herein will not result in the Fund being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts and options. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

         When the Fund purchases a futures contract or writes a put option or purchases a call option thereon, an amount of cash or liquid instruments will be deposited in a segregated account with the Fund's custodian so that the amount so segregated, plus the amount of variation margin held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.

         An order has been obtained from the Commission that exempts the Fund from certain provisions of the 1940 Act in connection with transactions involving futures contracts and options thereon.

         Restrictions on OTC Options. The Fund will engage in transactions in OTC options only with banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. OTC options and assets used to cover OTC options written by the Fund are considered by the staff of the Commission to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that might otherwise be realized.

Risk Factors in Interest Rate Transactions and Options and Futures Transactions

         The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transaction and that pertaining to the securities that are the subject of such transaction. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. In addition, interest rate transactions that may be entered into by the Fund do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the security underlying an interest rate swap is prepaid and the Fund continues to be obligated to make payments to the other party to the swap, the Fund would have to make such payments from another source. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. In the case of a purchase by the Fund of an interest rate cap or floor, the amount of loss is limited to the fee paid. Since interest rate transactions are individually negotiated, the Investment Adviser expects to achieve an acceptable degree of correlation between the Fund's rights to receive interest on securities and its rights and obligations to receive and pay interest pursuant to interest rate swaps.

         Utilization of options and futures transactions to hedge the portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the prices of the securities that are the subject of the hedge. If the price of the options or futures moves more or less than the price of the subject of the hedge, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The risk particularly applies to the Fund's use of futures and options thereon since it will generally use such instruments as a so-called "cross-hedge," which means that the security that is the subject of the futures contract is different from the security being hedged by the contract.

         Prior to exercise or expiration, an exchange-traded option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. The Fund intends to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options and futures. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or an option related to a futures contract.

Other Investment Strategies

         Repurchase Agreements and Purchase and Sale Contracts. The Fund may invest in securities pursuant to repurchase agreements and purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligations; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or a purchase and sale contract, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage described under "Risk Factors and Special Considerations" and "--Leverage" since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. At the time the Fund enters into a reverse repurchase agreement, it may establish and maintain a segregated account with the custodian containing liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Fund; however, under circumstances in which the Fund does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund's limitation on borrowings. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price. In the event the buyer of securities under a reverse repurchase agreement file for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

         Lending of Portfolio Securities. The Fund from time to time may lend securities from its portfolio, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The purpose of such loans is to permit the borrower to use such securities for delivery to purchasers when such borrower has sold short. If cash collateral is received by the Fund, it is invested in short-term money market securities, and a portion of the yield received in respect of such investment is retained by the Fund. Alternatively, if securities are delivered to the Fund as collateral, the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for lending its portfolio securities. In either event, the total yield on the Fund's portfolio is increased by loans of its portfolio securities. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. Such loans are terminable at any time. The Fund may pay reasonable finder's, administrative and custodial fees in connection with such loans.

         When-Issued and Forward Commitment Securities. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate with the custodian cash or other liquid instruments with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value at all times will exceed the corresponding obligations of the Fund. There is always a risk that the securities may not be delivered, and the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days for mortgage-related securities, are not treated by the Fund as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

         Standby Commitment Agreements. The Fund from time to time may enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a fixed-income security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund may be paid a commitment fee, regardless of whether or not the security ultimately is issued. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. The Fund at all times will segregate with the custodian cash or other liquid instruments with a value equal to the purchase price of the securities underlying the commitment.

         There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

         The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security reasonably can be expected to be issued and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

                            INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions of the Fund and, prior to the issuance of any preferred stock, may not be changed without the approval of the holders of a majority of the Fund's outstanding shares of common stock (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares of common stock represented at a meeting at which more than 50% of the outstanding shares of common stock are represented or
(ii) more than 50% of the outstanding shares). Subsequent to the issuance of a class of preferred stock, the following investment restrictions may not be changed without the approval of a majority of the outstanding shares of common stock and of preferred stock, voting together as a class, and the approval of a majority of the outstanding shares of preferred stock, voting separately by class. The Fund may not:

         1. Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

         2. Make investments for the purpose of exercising control or management.

         3. Purchase or sell real estate, commodities or commodity contracts, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by entities that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

         4. Issue senior securities or borrow money except as permitted by
     Section 18 of the 1940 Act.

         5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

         6. Make loans to other persons, except (i) to the extent that the Fund may be deemed to be making loans by purchasing Corporate Loans or other corporate debt securities and entering into repurchase agreements in accordance with its investment objectives, policies and limitations, and (ii) the Fund may lend its portfolio securities in an amount not in excess of 33 1/3% of its total assets, taken at market value, provided that such loans shall be made in accordance with the guidelines set forth in this prospectus.

         7. Invest more than 25% of its total assets in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

         a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently prohibits the Fund from purchasing the securities of other investment companies except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company.

         b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction (4) above or except as may be necessary in connection with transactions in financial futures contracts and options thereon, hedging techniques involving interest rate transactions and other hedging transaction.

         c. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts and options thereon is not considered the purchase of a security on margin).

         d. Make short sales of securities or maintain a short position or invest in put, call, straddle or spread options, except that the Fund may write, purchase and sell options and futures on portfolio securities and related indices or otherwise in connection with bona fide hedging activities.

         If a percentage restriction on investment policies or the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

         Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the 1940 Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. See "Portfolio Transactions."

         The Fund has established procedures for blocking the use of inside information in securities transactions (commonly referred to as "Chinese Wall procedures"). As a result, in relation to other funds managed by the same portfolio managers as the Fund, if one fund obtains material non-public information in connection with its investment in a privately placed security or corporate loan, the other funds may be deprived of the opportunity to buy or sell publicly traded securities of the same issuer or sell publicly traded securities of the issuer.

                            DIRECTORS AND OFFICERS

         The Directors of the Fund consist of [o] individuals, [o] of whom are not "interested persons" of the Fund as defined in the 1940 Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

         Information about the Directors, executive officers and the portfolio managers of the Fund, including their ages and principal occupations during the last five years is set forth below. Unless otherwise noted, the address of each Director, executive officer and the portfolio managers is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

                               [to be provided]

--------------
(1)      Interested person, as defined in the 1940 Act, of the Fund.
(2) Such Director or officer is a director, trustee or officer of one or more other investment companies for which the Investment Adviser, MLIM or their affiliates act as investment adviser.

(3) Member of the Fund's Committee, which reviews the scope of the annual audit conducted by the Fund's independent auditors and the evaluation by such auditors of the accounting procedures followed by the Fund, as well as reviews and nominates candidates to serve as non-interested Directors.

Compensation of Directors

         Pursuant to its investment advisory agreement with the Fund (the "Investment Advisory Agreement"), the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all Directors of the Fund who are affiliated persons of ML & Co. or its subsidiaries. The Fund pays non-interested Directors a fee of $_____ per year plus $_____ per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund also pays members of the Board's Audit Committee (the "Committee"), which consists of all of the non-affiliated Directors, an annual fee of $_____. The Chairman of the Committee receives an additional annual fee of $_____.

         The following table sets forth the compensation to be paid by the Fund to the non- interested Directors projected through the end of the Fund's first full fiscal year and the aggregate compensation paid to non- interested Directors from all registered investment companies advised by the Investment Adviser and its affiliate MLIM ("FAM/MLIM Advised Funds") for the calendar year ended December 31, 2000.


                                                                     Pension or              Total
                                                                     Retirement        Compensation from
                                                Aggregate             Benefits         Fund and FAM/MLIM
                                              Compensation        Accrued as Part        Advised Funds
Name of Director                                from Fund         of Fund Expense      paid to Directors
----------------                              ------------        ---------------      -----------------

             (1).......................       $                          None           $
             (1).......................       $                          None           $
             (1).......................       $                          None           $
             (1).......................       $                          None           $
             (1).......................       $                          None           $

---------------

(1) In addition to the Fund, the Directors serve on the boards of other FAM/MLIM Advised Funds as follows: Mr. _______ (____ registered investment companies consisting of ___ portfolios Mr. _______ (____ registered investment companies consisting of ___ portfolios); Mr. _______ (____ registered investment companies consisting of ___ portfolios); Mr. _______ (____ registered investment companies consisting of ___ portfolios); and Mr. _______ (____ registered investment companies consisting of ___ portfolios).


                INVESTMENT ADVISORY AND MANAGEMENT ARRANGEMENTS

         The Investment Adviser, which is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch, provides the Fund with investment advisory and administrative services. The Investment Adviser acts as the investment adviser to more than 50 registered investment companies and offers investment advisory services to individuals and institutional accounts. As of April 30, 2001, the Investment Adviser and its affiliates, including Merrill Lynch Investment Managers, L.P., had a total of approximately $____ billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services, Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

         The Investment Advisory Agreement provides that, subject to the direction of the Fund's Board of Directors, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

         The Fund's portfolio managers will consider analyses from various sources, make the necessary investment decisions, and place orders for transactions accordingly. The Investment Adviser will also be responsible for the performance of certain management services for the Fund. ________ and ________ are the portfolio managers for the Fund and are primarily responsible for the Fund's day-to-day management.

         For its services, the Fund pays the Investment Adviser a monthly fee at the annual rate of ____ of 1% of the Fund's average weekly net assets plus the proceeds of any outstanding borrowings used for leverage ("average weekly net assets" means the average weekly value of the total assets of the Fund, including the amount obtained from leverage and any proceeds from the issuance of preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and (iii) accumulated dividends on shares of preferred stock). For purposes of this calculation, average weekly net assets is determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week.

         The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of the Investment Adviser or any of its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, stock certificates and stockholder reports, charges of the custodian and the transfer, dividend disbursing agent and registrar, Commission fees, fees and expenses of non-interested Directors, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. Accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the costs of these services. In addition, the Fund will reimburse the Investment Adviser for certain additional accounting services.

         Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Investment Adviser for the Fund or other funds for which it acts as investment adviser or for advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Investment Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

         The Investment Adviser has also entered into a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Fund in an amount to be determined from time to time by the Investment Adviser and MLAM U.K., but in no event in excess of the amount the Investment Adviser actually receives pursuant to the Investment Advisory Agreement. As of April 30, 2001, MLAM U.K. had a total of approximately $____ billion in investment company assets under management pursuant to sub-advisory arrangements with affiliates. MLAM U.K. has offices at Milton Gate, 1 Moor Lane, London EC2Y 9HA, England. The following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.

         Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940
Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the stockholders of the Fund.

Code of Ethics

         The Fund's Board of Directors approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Fund, the Investment Adviser and the Fund's underwriter. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics any invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.

                            PORTFOLIO TRANSACTIONS

         Subject to policies established by the Fund's Board of Directors, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions. In executing such transactions, the Investment Adviser seeks to obtain the best results for the Fund, taking into account such factors as price (including the applicable fee, commission or spread), size of order, difficulty of execution and operational facilities of the firm involved, the firm's risk in positioning a block of securities and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive fees, commissions or spreads, the Fund does not necessarily pay the lowest fee, commission or spread available.

         The Fund has no obligation to deal with any broker or dealer in execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms that provide investment research to the Investment Adviser, including Merrill Lynch, may receive orders for transactions by the Fund. Research information provided to the Investment Adviser by securities firms is supplemental. It does not replace or reduce the level of services performed by the Investment Adviser and the expenses of the Investment Adviser will not be reduced because it receives supplemental research information.

         The Fund invests in securities traded in the over-the-counter markets, and the Fund intends to deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the 1940 Act, except as permitted by exemptive order, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, the Fund does not deal with Merrill Lynch and its affiliates in connection with such transactions. In addition, the Fund may not purchase securities for the Fund during the existence of any underwriting syndicate of which Merrill Lynch is a member except pursuant to procedures approved by the Board of Directors of the Fund which comply with rules adopted by the Commission. However, affiliated persons of the Fund, including Merrill Lynch, serve as its brokers in certain over-the-counter transactions conducted on an agency basis.

Portfolio Turnover

         Generally, the Fund does not purchase securities for short-term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to the Investment Adviser. While it is not possible to predict turnover rates with any certainty, at present it is anticipated that the Fund's annual portfolio turnover rate, under normal circumstances, should be less than 100%. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund and also has certain tax consequences for stockholders.

                          DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute dividends of all or a portion of its net investment income monthly to holders of common stock. It is expected that the Fund will commence paying dividends to holders of common stock within approximately 90 days of the date of this prospectus. The Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to holders of common stock for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. For Federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each year. All net realized capital gains, if any, will be distributed to the Fund's stockholders at least annually.

         Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

         While any shares of preferred stock are outstanding, the Fund may not declare any cash dividend or other distribution on its common stock, unless at the time of such declaration, (1) all accumulated preferred stock dividends have been paid and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred stock (expected to be equal to the original purchase price per share plus any accumulated and unpaid dividends thereon).

         In addition to the limitations imposed by the 1940 Act described above, certain lenders may impose additional restrictions on the payment of dividends or distributions on the common stock in the event of a default on the Fund's borrowings. If the Fund's ability to make distributions on its common stock is limited, such limitation could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company, which would have adverse tax consequences for common stockholders. See "Other Investment Policies--Leverage" and "Taxes."

         See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to common stockholders may be automatically reinvested in shares of common stock. Dividends and distributions may be taxable to stockholders whether they are reinvested in shares of the Fund or received in cash.

         The yield on the Fund's common stock will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund's investment in portfolio securities, the securities comprising the Fund's portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the amount and timing of the use of borrowings and other leverage by the Fund, the effects of leverage on the common stock discussed above under "Risks and Special Considerations of Leverage", the timing of the investment of leverage proceeds in portfolio securities, the Fund's net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on Fund shares.

                                     TAXES

General

         The Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as it so qualifies, in any taxable year in which it distributes at least 90% of its net income (see below), the Fund (but not its stockholders) will not be subject to Federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Fund intends to distribute substantially all of such income.

         Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to stockholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in interest rate swaps, futures and options) ("capital gain dividends") are taxable to stockholders as long-term capital gains, regardless of the length of time the stockholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the stockholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gains are taxable at different rates. Generally not later than 60 days after the close of its taxable year, the Fund will provide its stockholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends (including the amount of capital gain dividends in the different categories of capital gain referred to above), as well as dividends eligible for the dividends received deduction, if any.

         Dividends are taxable to stockholders even though they are reinvested in additional shares of the Fund. Distributions attributable to any dividend income earned by the Fund will be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. If the Fund pays a dividend in January which was declared in the previous October, November or December to stockholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its stockholders on December 31 of the year in which the dividend was declared.

         The IRS has taken the position in a revenue ruling that if a RIC has two classes of shares, it may designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including net long-term capital gains and the new categories of capital gains, discussed above. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during such year that was paid to such class. Consequently, if both common stock and preferred stock are outstanding, the Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with the classes' proportionate shares of such income. Thus, capital gain dividends, including the new categories of capital gains, will be allocated between the holders of common stock and preferred stock in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law.

         If the Fund utilizes leverage through borrowings, it may be restricted by loan covenants with respect to the declaration and payment of dividends in certain circumstances. See "Other Investment Policies--Leverage." Additionally, if any time when shares of preferred stock are outstanding the Fund does not meet the asset coverage requirements of the 1940 Act, the Fund will be required to suspend distributions to holders of common stock until the asset coverage is restored. See "Dividends and Distributions." Limits on the Fund's payment of dividends may prevent the Fund from distributing at least 90% of its net income and may therefore jeopardize the Fund's qualification for taxation as a RIC and/or may subject the Fund to the 4% excise tax described below. Upon any failure to meet the asset coverage requirement of the 1940 Act, the Fund may, in its sole discretion, redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its stockholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve these objectives. The Fund will endeavor to avoid restriction of its dividend payments.

         As noted above, the Fund must distribute annually at least 90% of its net investment income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. Some types of preferred stock that the Fund has the authority to issue may raise an issue as to whether distributions on such preferred stock are "preferential" under the Code and therefore not eligible for the dividends paid deduction. In the event the Fund determines to issue preferred stock, the Fund intends to issue preferred stock that counsel advises will not result in the payment of a preferential dividend. If the Fund ultimately relies on a legal opinion in the event it issues such preferred stock, there is no assurance that the IRS would agree that dividends on the preferred stock are not preferential. If the IRS successfully disallowed the dividends paid deduction for dividends on the preferred stock, the Fund could lose the benefit of the special treatment afforded RICs under the Code.

         A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Ordinary income dividends paid to stockholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident stockholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

         Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Stockholders may be able to claim United States foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. In addition, a foreign tax credit may be claimed with respect to withholding tax on a dividend only if the stockholder meets certain holding period requirements. The Fund also must meet these holding period requirements, and if the Fund fails to do so, it will not be able to "pass through" to stockholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. If the Fund satisfies the holding period requirements and more than 50% in value of its total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which stockholders of the Fund will be required to include their proportionate shares of such withholding taxes in their United States income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their United States income taxes. No deductions for foreign taxes, moreover, may be claimed by noncorporate stockholders who do not itemize deductions. A stockholder that is a nonresident alien individual or a foreign corporation may be subject to United States withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such United States tax for the foreign taxes treated as having been paid by such stockholder. The Fund will report annually to its stockholders the amount per share of such withholding taxes and other information needed to claim the foreign tax credit. For this purpose, the Fund will allocate foreign taxes and foreign source income between common stock and any preferred shares according to a method similar to that described above for the allocation of capital gains and dividends eligible for the dividends received deduction.

         Under certain Code provisions, some stockholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, stockholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

         The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

         The Fund will invest in securities rated in the lower rating categories of nationally recognized rating organizations in unrated securities (together with lower rated securities, "junk bonds") and in high-yield Corporate Loans, as previously described. Some of these junk bonds and high-yield Corporate Loans may be purchased at a discount and may therefore cause the Fund to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such junk bonds and high-yield Corporate Loans may be treated as dividends for Federal income tax purposes; in such case, if the issuer of the junk bonds or high-yield Corporate Loans is a domestic corporation, dividend payments by the Fund will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.

         The Fund may invest up to 10% of its total assets in securities of other investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company ("PFIC") for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the "interest charge"), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its stockholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, the Fund could elect to "mark to market" at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares over their adjusted basis and as ordinary loss any decrease in such value to the extent it did not exceed prior increases. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs.

Tax Treatment of Options and Futures Transactions and Swaps

         The Fund may write (i.e., sell) covered call and covered put options on its portfolio securities, purchase call and put options on securities and engage in transactions in financial futures and related options on such futures. Such options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Unless such contract is a forward foreign exchange contract, or is a non-equity option or a regulated futures contract for a non-U.S. currency for which the Fund elects to have gain or loss treated as ordinary gain or loss under Code
Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by the Fund may alter the timing and character of distributions to stockholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of changes in price or interest or currency exchange rate with respect to its investments.

         The Federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require the Fund to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. The Fund does not anticipate that its activity in this regard will affect its qualification as a RIC.

         Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's sales of securities and transactions in swaps, options and futures. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in swaps, options and futures.

Special Rules for Certain Foreign Currency Transactions

         Under Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains and losses in connection with certain debt instruments, from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to stockholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to stockholders, thereby reducing the basis of each stockholder's Fund shares, and resulting in a capital gain for any stockholder who received a distribution greater than the stockholder's tax basis in Fund shares (assuming the shares were held as a capital asset). These rules, however, will not apply to certain transactions entered into by the Fund solely to reduce the risk of currency fluctuations with respect to its investments.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

         Ordinary income and capital gain dividends may also be subject to state and local taxes.

         Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax.

         Stockholders are urged to consult their own tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                     AUTOMATIC DIVIDEND REINVESTMENT PLAN

         Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a stockholder is ineligible or elects otherwise, all dividend and capital gains distributions are automatically reinvested by ________, as agent for stockholders in administering the Plan (the "Plan Agent"), in additional shares of common stock of the Fund. Stockholders who are ineligible or who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the stockholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by ________, as dividend paying agent. Such stockholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to ________, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

         Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common stock. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of common stock on the open market ("open-market purchases") on the New York Stock Exchange ("NYSE") or elsewhere. If on the dividend payment date, the net asset value per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of common stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. Prior to the time the shares of common stock commence trading on the NYSE, participants in the Plan will receive any dividends in newly issued shares.

         In the event of a market discount on the dividend payment date, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of common stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

         The Plan Agent maintains all stockholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by stockholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

         In the case of stockholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholders as representing the total amount registered in the record stockholder's name and held for the account of beneficial owners who are to participate in the Plan.

         There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

         The automatic reinvestment of dividends and distributions will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Taxes."

         Stockholders participating in the Plan may receive benefits not available to stockholders not participating in the Plan. If the market price plus commissions of the Fund's shares is higher than the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value. See "Taxes" for a discussion of tax consequences of the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

         All correspondence concerning the Plan should be directed to the Plan Agent at ________.

                         MUTUAL FUND INVESTMENT OPTION

         Purchasers of shares of common stock of the Fund through Merrill Lynch in this offering will have an investment option consisting of the right to reinvest the net proceeds from a sale of such shares (the "Original Shares") in Class D initial sales charge shares of certain Merrill Lynch-sponsored open-end mutual funds ("Eligible Class D Shares") at their net asset value, without the imposition of the initial sales charge, if the conditions set forth below are satisfied. First, the sale of the Original Shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class D Shares. Second, the Original Shares must either have been acquired in this offering or be shares representing reinvested dividends from shares of common stock acquired in this offering. Third, the Original Shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option. Class D shares of certain of the mutual funds are subject to an account maintenance fee at an annual rate of up to 0.25% of the average daily net asset value of such mutual fund. The Eligible Class D Shares may be redeemed at any time at the next determined net asset value, subject in certain cases to a redemption fee. Prior to the time the shares commence trading on the NYSE, the distributor for the mutual funds will advise Merrill Lynch Financial Consultants as to those mutual funds that offer the investment option described above.

                                NET ASSET VALUE

         Net asset value per share is determined as of the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time), on the last business day in each week. For purposes of determining the net asset value of a share of common stock, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of any outstanding shares of preferred stock is divided by the total number of shares of common stock outstanding at such time. Expenses, including the fees payable to the Investment Adviser, are accrued daily.

         The Fund determines and makes available for publication the net asset value of its shares of common stock weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barron's, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

         Portfolio securities (other than short-term obligations but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.

         Corporate loans will be valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, the Fund will utilize the valuations of Corporate Loans furnished by an independent third-party pricing service approved by the Board of Directors. The pricing service typically values Corporate Loans for which the pricing service can obtain at least two price quotations from banks or dealers in Corporate Loans by calculating the mean of the last available bid and asked prices in the market for such Corporate Loans, and then using the mean of those two means. For those Corporate Loans for which the pricing service can obtain one price quote, the pricing service will value the Corporate Loan at the mean between the bid and asked price for such Corporate Loan. For the limited number of Corporate Loans for which no reliable price quotes are available, such Corporate Loans will be valued by the pricing service through the use of pricing matrices to determine valuations. If the pricing service does not provide a value for a Corporate Loan, the Investment Adviser will value the Corporate Loan at fair value, which is intended to be market value. In valuing a Corporate Loan at fair value, the Investment Adviser will consider, among other factors (i) the creditworthiness of the borrower and any intermediate participants, (ii) the current interest rate period until the next interest rate resets and maturity of the Corporate Loan, (iii) recent prices in the market for similar Corporate Loans, if any and (iv) recent prices in the market for instruments of similar quality, rate period until the next interest rate reset and maturity.

         The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Positions in options are valued at the last sale price on the market where any such option is principally traded. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations. Repurchase agreements are valued at cost plus accrued interest. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

                         DESCRIPTION OF CAPITAL STOCK

         The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which shares initially are classified as common stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares of stock and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Fund may reclassify an amount of unissued common stock as preferred stock and at that time offer shares of preferred stock representing up to approximately 50% of the Fund's total assets immediately after the issuance of such preferred stock. The Fund does not currently anticipate issuing any preferred stock.

Common Stock

         Shares of common stock, when issued and outstanding, will be fully paid and non-assessable. Stockholders are entitled to share pro rata in the net assets of the Fund available for distribution to stockholders upon liquidation of the Fund. Stockholders are entitled to one vote for each share held.

         In the event that the Fund issues preferred stock and so long as any shares of the Fund's preferred stock are outstanding, holders of common stock will not be entitled to receive any net income of or other distributions from the Fund unless all accumulated dividends on preferred stock have been paid, and unless asset coverage (as ______ defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See "Other Investment Policies--Leverage."

         The Fund will send unaudited reports at least semi-annually and audited annual financial statements to all of its stockholders.

         The Investment Adviser provided the initial capital for the Fund by purchasing 6,667 shares of common stock of the Fund for $100,005. As of the date of this prospectus, the Investment Adviser owned 100% of the outstanding shares of common stock of the Fund. The Investment Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

Certain Provisions of the Articles of Incorporation and By-Laws

         The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Director may be removed from office with or without cause but only by vote of the holders of at least 66 2/3% of the shares entitled to be voted on the matter.

         In addition, the Articles of Incorporation require the favorable vote of the holders of at least 66 2/3% of the Fund's shares to approve, adopt or authorize the following:

                --  a merger or consolidation or statutory share exchange of the Fund with any other corporations;

                -- a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); or

                --  a liquidation or dissolution of the Fund,

unless such action has been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of Directors fixed in accordance with the by-laws, in which case the affirmative vote of a majority of the Fund's shares of capital stock is required. Following any issuance of preferred stock by the Fund, it is anticipated that the approval, adoption or authorization of the foregoing also would require the favorable vote of a majority of the Fund's shares of preferred stock then entitled to be voted, voting as a separate class.

         In addition, conversion of the Fund to an open-end investment company would require an amendment to the Fund's Articles of Incorporation. The amendment would have to be declared advisable by the Board of Directors prior to its submission to stockholders. Such an amendment would require the favorable vote of the holders of at least 66 2/3% of the Fund's outstanding shares of capital stock (including any preferred stock) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by two-thirds of the total number of Directors fixed in accordance with the by-laws), and, assuming preferred stock is issued, the affirmative vote of a majority of outstanding shares of preferred stock of the Fund, voting as a separate class. Such a vote also would satisfy a separate requirement in the 1940 Act that the change be approved by the stockholders. Stockholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and the common stock would no longer be listed on a stock exchange.

         Conversion to an open-end investment company would also require changes in certain of the Fund's investment policies and restrictions, such as those relating to the borrowing of money and the purchase of illiquid securities.

         The Articles of Incorporation and By-Laws provide that the Board of Directors has the power, to the exclusion of shareholders, to make, alter or repeal any of the By-Laws (except for any By-Law specified not to be amended or repealed by the Board), subject to the requirements of the 1940 Act. Neither this provision of the Articles of Incorporation, nor any of the foregoing provisions of the Articles requiring the affirmative vote of 66 2/3 % of shares of capital stock of the Fund, can be amended or repealed except by the vote of such required number of shares.

         The Board of Directors has determined that the 66 2/3% voting requirements described above, which are greater than the minimum requirements under Maryland law or the 1940 Act, are in the best interests of stockholders generally. Reference should be made to the Articles of Incorporation on file with the Commission for the full text of these provisions.

         The Fund's By-Laws generally require that advance notice be given to the Fund in the event a shareholder desires to nominate a person for election to the Board of Directors or to transact any other business at an annual meeting of shareholders. With respect to an annual meeting following the first annual meeting of shareholders, notice of any such nomination or business must be delivered to or received at the principal executive offices of the Fund not less than 60 calendar days nor more than 90 calendar days prior to the anniversary date of the prior year's annual meeting (subject to certain exceptions). In the case of the first annual meeting of shareholders, the notice must be given no later than the tenth calendar day following public disclosure as specified in the By-Laws of the date of the meeting. Any notice by a shareholder must be accompanied by certain information as provided in the By-Laws.

                                   CUSTODIAN

         The Fund's securities and cash are held under a custodian agreement with _________________.

                                 UNDERWRITING

         The Fund intends to offer the shares through Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Underwriter"). The Underwriter has agreed, subject to the terms and conditions of a Purchase Agreement with the Fund and the Investment Adviser, to purchase ______ shares of common stock from the Fund. The Underwriter is committed to purchase all of such shares if any are purchased.

         The Fund and the Investment Adviser have agreed to indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments the Underwriter may be required to make in respect of those liabilities.

         The Underwriter is offering the shares, subject to prior sale, when, as and if issued to and accepted by it, subject to approval of legal matters by its counsel, including the validity of the shares, and other conditions contained in the Purchase Agreement, such as the receipt by the Underwriter of officer's certificates and legal opinions. The Underwriter reserves the right to withdraw, cancel or modify offers to the public and to reject orders in whole or in part.

Commissions and Discounts

         The Underwriter has advised the Fund that it proposes initially to offer the shares to the public at the initial public offering price on the cover page of this prospectus and to dealers at that price less a concession not in excess of $___ per share. There is a sales charge or underwriting discount of $____ per share, which is equal to ____% of the initial public offering price per share, charged to investors on purchases of shares in the offering. After the initial public offering, the public offering price and other selling terms may be changed. Investors must pay for shares of common stock purchased in the offering on or before May __, 2001.

         The following table shows the public offering price, underwriting discount and proceeds before expenses to the Fund. The information assumes either no exercise or full exercise by the Underwriter of its over-allotment option.


                                                  Per Share       Without Option     With Option

Public offering price                               $15.00                $                $
Underwriting discount                                  $                  $                $
Proceeds, before expenses, to the Fund                 $                  $                $


         The expenses of the offering, excluding underwriting discount, are estimated at $___________ and are payable by the Fund.

         The Fund has granted the Underwriter an option to purchase up to _____ additional shares at the public offering price less the underwriting discount. The Underwriter may exercise the option for 45 days from the date of this prospectus solely to cover any over-allotments.

Price Stabilization and Short Positions

         Until the distribution of the shares is completed, Commission rules may limit the Underwriter from bidding for and purchasing the Fund's shares. However, the Underwriter may engage in transactions that stabilize the price of the shares, such as bids or purchases to peg, fix or maintain that price.

         If the Underwriter creates a short position in the shares in connection with the offering, i.e., if it sells more shares than are listed on the cover of this prospectus, the Underwriter may reduce that short position by purchasing shares in the open market. The Underwriter may also elect to reduce any short position by exercising all or part of the over-allotment option described above. Purchases of the shares to stabilize its price or to reduce a short position may cause the price of the shares to be higher than it might be in the absence of such purchases.

         The Underwriter also may impose a penalty bid on certain selling group members. This means that if the Underwriter purchases shares in the open market to reduce the Underwriter's short position or to stabilize the price of the shares, it may reclaim the amount of the selling concession from the selling group members who sold those shares. The imposition of a penalty bid also may affect the price of the shares in that it discourages resales of those shares.

         Neither the Fund nor the Underwriter makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the shares. In addition, neither the Fund nor the Underwriter makes any representation that the Underwriter will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

Stock Exchange Listing

         Prior to this offering, there has been no public market for the shares. The Fund plans to apply to list its shares on the NYSE or another national securities exchange. However, during an initial period that is not expected to exceed two weeks from the date of this prospectus, the Fund's shares will not be listed on any securities exchange. Additionally, before it begins trading, the Underwriter does not intend to make a market in the Fund's shares, although a limited market may develop. Thus, it is anticipated that investors may not be able to buy and sell shares of the Fund during such period. In order to meet the requirements for listing, the Underwriter has undertaken to sell lots of 100 or more shares to a minimum of 2,000 beneficial owners.

Other Relationships

         The Fund anticipates that the Underwriter may from time to time act as a broker in connection with the execution of its portfolio transactions. See "Portfolio Transactions." The Underwriter is an affiliate of the Investment Adviser.

            TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

         The transfer agent, dividend disbursing agent and registrar for the Fund's shares is __________, __________.

                                LEGAL OPINIONS

         Certain legal matters in connection with the shares offered hereby are passed on for the Fund and the Underwriter by Brown & Wood LLP, New York, New York. 10048-0557.

                             INDEPENDENT AUDITORS

         The statement of assets and liabilities of the Fund as of May ___, 2001 included in this prospectus has been so included in reliance on the report of ________________, independent auditors, and on their authority as experts in auditing and accounting. The selection of independent auditors is subject to ratification by stockholders of the Fund.

                            ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith is required to file reports and other information with the Commission. Any such reports and other information, including the Fund's Code of Ethics, can be inspected and copied at the public reference facilities of the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the Commission: Regional Office, at Seven World Trade Center, Suite 1300, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site at http://www.sec.gov containing reports and information statements and other information regarding registrants, including the Fund, that file electronically with the Commission.

         Additional information regarding the Fund is contained in the Registration Statement on Form N-2, including amendments, exhibits and schedules thereto, relating to such shares filed by the Fund with the Commission in Washington, D.C. This prospectus does not contain all of the information set forth in the Registration Statement, including any amendments, exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder,
Corporate High Yield Fund IV, Inc.:

We have audited the accompanying statement of assets and liabilities of Corporate High Yield Fund IV, Inc. as of May __, 2001. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the financial position of Corporate High Yield Fund IV, Inc. as of May __, 2001, in conformity with generally accepted accounting principles.

Princeton, New Jersey
May __, 2001


                      CORPORATE HIGH YIELD FUND IV, INC.

                      Statement of Assets and Liabilities
                                 May __, 2001


ASSETS:

   Cash...................................................................................          $100,005
   Prepaid registration fees and offering costs (Note 1)..................................
     Total assets.........................................................................

LIABILITIES:

   Liabilities and accrued expenses (Note 1)..............................................

NET ASSETS:.................................................................................         $100,005

NET ASSETS CONSIST OF:

Common Stock, par value $.10 per share; 200,000,000 shares authorized; 6,667 shares issued
     and outstanding (Note 1)...............................................................         $    667
Paid in Capital in excess of par............................................................           99,338
Net Assets-Equivalent to $15.00 net asset value per share of based on 6,667 shares of capital
     stock outstanding (Note 1).............................................................         $100,005


                 Notes to Statement of Assets and Liabilities

Note 1.  Organization

         The Fund was incorporated under the laws of the State of Maryland on March 19, 2001, as a closed-end, diversified management investment company and has had no operations other than the sale to Fund Asset Management, L.P. (the "Investment Adviser") of an aggregate of 6,667 shares for $100,005 on May __, 2001. The General Partner of the Investment Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc.

         The Investment Adviser, on behalf of the Fund, will incur organization costs estimated at $_____. Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. Prepaid registration fees are charged to income as the related shares are issued.

Note 2.  Investment Advisory Arrangements

         The Fund has engaged the Investment Adviser to provide investment advisory and management services to the Fund. The Investment Adviser will receive a monthly fee for advisory services at an annual rate equal to ____ of 1% of the Fund's average weekly net assets, plus the proceeds of any outstanding borrowings used for leverage.

Note 3.  Federal Income Taxes

         The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to Federal income tax on taxable income (including realized capital gains) that is distributed to stockholders.


                                  APPENDIX A

                             RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc.'s ("Moody's")Long Term Debt
Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade Bonds. They are rated lower than the best Bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such Bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of Bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

         Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

         Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is a legally enforceable or a valid senior obligation of a rated issuer.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Standard & Poor's ("S&P's") Corporate Debt Ratings

         A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long term or short term. Short term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long term obligations. The result is a dual rating, in which the short term ratings address the put feature, in addition to the usual long term rating. Medium term notes are assigned long term ratings.

         Issue credit ratings are based in varying degrees, on the following considerations:

         1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

         2.  Nature of and provisions of the obligation; and

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligations is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated `CCC' is a current vulnerability to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated `CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied `CCC' rating.

C The rating `C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied `CCC' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

D An obligation rated `D' is in payment default. The `D' rating category is also used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

* Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Local Currency and Foreign Currency Risks

         Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayments is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

=============================================================================

         Until August __, 2001 (the 90th day after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.



                                    Shares

                      Corporate High Yield Fund IV, Inc.

                                 Common Stock



                              -------------------

                                  PROSPECTUS

                              -------------------


                              Merrill Lynch & Co.



                                 May __, 2001

                                                                        CODE-

=============================================================================


                           PART C. OTHER INFORMATION

ITEM 24.       Financial Statements And Exhibits.

      (1)      Financial Statements

               Independent Auditors' Report

               Statement of Assets and Liabilities as of May ___, 2001.

      Exhibits


Exhibits                   Description

3.a      --    Articles of Incorporation of the Registrant
3.b      --    By-Laws of the Registrant
(c)      --    Not applicable.
(d)(1)   --    Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant(a)
(d)(2)   --    Form of specimen certificate for shares of common stock of the Registrant*
(e)      --    Form of Dividend Reinvestment Plan*
(f)      --    Not applicable
(g)      --    Form of Investment Advisory Agreement between the Registrant and Fund Asset Management, L.P.*
(h)(1)   --    Form of Purchase Agreement between the Registrant and Merrill Lynch, Pierce, Fenner & Smith
               Incorporated*
(h)(2)   --    Form of Merrill Lynch Standard Dealer Agreement*
(i)      --    Not applicable
(j)      --    Form of Custodian Contract between the Registrant and [o]*
(k)      --    Form of Registrar, Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency
               Agreement between the Registrant and [o]*
(l)      --    Opinion and Consent of Brown & Wood LLP*
(m)      --    Not applicable
(n)(2)   --    Consent of [o], independent auditors for the Registrant*
(o)      --    Not applicable
(p)      --    Certificate of Fund Asset Management, L.P.*
(q)      --    Not applicable
(r)      --    Not applicable


--------------------
(a)      Reference is made to Article IV (sections 2, 3, 4, 5, 6 and 7),
         Article V (sections 3, 6 and 7), Article VI, Article VIII,
         Article IX, Article X, and Article XII of the Registrant's Articles of Incorporation, filed as Exhibit (a) to this Registration Statement; and to Article II, Article III (sections 1, 3, 5 and 17),
         Article VI (section 2), Article VII, Article XII, Article XIII and
         Article XIV of the Registrant's By-Laws, filed as Exhibit (b) to this Registration Statement.

*        To be provided by amendment.

ITEM 25. Marketing Arrangements.

         See Exhibits (h)(1) and (2).

ITEM 26. Other Expenses of Issuance and Distribution.

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


         Registration fees......................................................                $ *
         New York Stock Exchange listing fee....................................                  *
         Printing (other than stock certificates)...............................                  *
         Engraving and printing stock certificates..............................                  *
         Legal fees and expenses................................................                  *
         Accounting fees and expenses...........................................                  *
         NASD fees..............................................................                  *
         Miscellaneous..........................................................                  *
                                                                                      -------------------------
                  Total.........................................................                $ *
                                                                                      =========================

-----------------
*        To be provided by amendment.

ITEM 27.       Persons Controlled by or Under Common Control with Registrant.

         The information in the prospectus under the captions "Investment Advisory and Management Arrangements" and "Description of Capital Stock-Common Stock" and in Note 1 to the Statement of Assets, Liabilities and Capital is incorporated herein by reference.

ITEM 28.       Number of Holders of Securities.

         There will be one record holder of the Common Stock, par value $0.10 per share, as of the effective date of this Registration Statement.

ITEM 29.       Indemnification.

         Reference is made to Section 2-418 of the General Corporation Law of the State of Maryland, Article V of the Registrant's Articles of
Incorporation, Article VI of the Registrant's By-Laws, Article IV of the Investment Advisory Agreement and Section 6 of the Purchase Agreement, which provide for indemnification.

         Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended (the "1940 Act"), may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, of (b) a majority of a quorum of the Registrant's disinterested, non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         In Section 6 of the Purchase Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify Merrill Lynch and each person, if any, who controls Merrill Lynch within the meaning of the Securities Act of 1933 (the "1933 Act") against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         In Section IV of the Investment Advisory Agreement, the Registrant agrees to indemnify the Investment Adviser for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Registrant. Except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

         Insofar as indemnification for liabilities arising under the 1933 Act, may be provided to directors, officers and controlling persons of the Registrant and Merrill Lynch, Pierce Fenner & Smith Incorporated ("Merrill Lynch"), pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30.       Business And Other Connections Of The Investment Adviser.

         Fund Asset Management, L.P. (the "Investment Adviser") acts as investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Financial Institutions Series Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Internet Strategies Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, Mercury Global Holdings, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Focus Value Fund, Inc. Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Master Senior Floating Rate Trust, Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund V, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc. and Senior High Income Portfolio, Inc.

         Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: Global Financial Services Master Trust, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Market Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc. The Asset Program, Inc., The S&P 500(R)Protected Equity Fund, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLIM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Equity Portfolio, two investment portfolios of EQ Advisors Trust.

         The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

         The address of the Investment Adviser, MLIM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS") is 4800 Dee Lake Drive East, Jacksonville, Florida 32246-6484.

         Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two years for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 30, and Messrs. Doll and Giordano are officers of one or more of such companies.


                                           Position(s) with                  Other Substantial Business,
Name                                      Investment Adviser              Profession, Vocation Or Employment

ML & Co.............................   Limited Partner                 Financial Services Holding Company; Limited
                                                                       Partner of MLIM

Princeton Services..................   General Partner                 General Partner of MLIM

Jeffrey M. Peek.....................   President                       President of MLIM; President and
                                                                       Director of Princeton Services;
                                                                       Executive Vice President of ML & Co.

Terry K. Glenn......................   Executive Vice President        Executive Vice President of MLIM;
                                                                       Executive Vice President and
                                                                       Director of Princeton Services;
                                                                       President and Director of FAMD;
                                                                       President of Princeton Administrators

Donald C. Burke.....................   First Vice President and        First Vice President, Treasurer and Director
                                       Treasurer                       of Taxation of MLIM; Senior Vice President
                                                                       and Treasurer of Princeton Services; Vice
                                                                       President of FAMD; Senior Vice President
                                                                       of MLIM from 1999 to 2000; First Vice
                                                                       President of MLIM from 1997 to 1999

Michael G. Clark....................   Senior Vice President           Senior Vice President of MLIM; Senior Vice
                                                                       President of Princeton Services; Treasurer
                                                                       and Director of FAMD; First Vice President of
                                                                       MLIM from 1997 to 1999

Robert C. Doll, Jr..................   Senior Vice President           Senior Vice President of FAM; Senior Vice
                                                                       President of Princeton Services; Chief
                                                                       Investment Officer of OppenheimerFunds, Inc.
                                                                       in 1999 and Executive Vice President thereof
                                                                       from 1991 to 1999

Vincent R. Giordano.................   Senior Vice President           Senior Vice President of MLIM;
                                                                       Senior Vice President of Princeton
                                                                       Services

Michael J. Hennewinkel..............   First Vice President,           First Vice President and Secretary of MLIM; ;
                                       Secretary and General Counsel   Counsel of MLIM (Americas Region); Senior
                                       (Americas Region)               Vice President of Princeton Services

Philip L. Kirstein..................   General Counsel                 General Counsel of MLIM; Senior Vice
                                                                       President of Princeton Services; Vice
                                                                       President of FAMD

Debra W. Landsman-Yaros.............   Senior Vice President           Senior Vice President of MLIM; Senior Vice
                                                                       President of Princeton Services; Vice
                                                                       President of PFD

Stephen M. M. Miller................   Senior Vice President           Executive Vice President of Princeton
                                                                       Administrators; Senior Vice President of
                                                                       Princeton Services

Brian A. Murdock....................   Senior Vice President           Senior Vice President of MLIM;
                                                                       Senior Vice President of Princeton
                                                                       Services

Gregory D. Upah.....................   Senior Vice President           Senior Vice President of MLIM;
                                                                       Senior Vice President of Princeton
                                                                       Services


         Merrill Lynch Asset Management U.K. Limited (:MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc. Global Financial Services Master Trust, Master Internet Strategies Trust, Master U.S. High Yield Trust, Mercury Global Holdings, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch Bond Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch EuroFund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc. Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Senior Floating Rate Fund II, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Asset Program, Inc. and The Municipal Fund Accumulation Program, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The Address of MLAM U.K. is 33 King William Street, London EC4R 9AS, England.

         Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1998, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:




                                          Position(s) with                      Other Substantial Business,
Name                                            MLAM U.K.                   Profession, Vocation or Employment

Terry K. Glenn......................   Director and Chairman           Executive Vice President of the Investment
                                                                       Adviser and FAM; Executive Vice President and
                                                                       Director of Princeton Services; President and
                                                                       Director of FAMD; Director of FDS; President
                                                                       of Princeton Administrators

Nicholas C.D. Hall..................   Director                        Director of Mercury Asset Management Ltd. And
                                                                       the Institutional Liquidity Fund PLC; First
                                                                       Vice President and General Counsel for
                                                                       Merrill Lynch Mercury Asset Management

James T. Stratford..................   Director                        Director of Mercury Asset Management Group
                                                                       Ltd.; Head of Compliance, Merrill Lynch
                                                                       Mercury Asset Management

Donald C. Burke.....................   Treasurer                       First Vice President and Treasurer of the
                                                                       Investment Adviser and FAM; Director of
                                                                       Taxation of the Investment Adviser; Senior
                                                                       Vice President and Treasurer of Princeton
                                                                       Services; Vice President of FAMD; Senior Vice
                                                                       President of the Investment Adviser and FAM
                                                                       from 1999 to 2000; First Vice President of
                                                                       the Investment Adviser from 1997 to 1999

Carol Ann Langham...................   Company Secretary               None

Debra Anne Searle...................   Assistant Company Secretary     None



ITEM 31.       Location of Account and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its investment adviser (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its custodian and transfer agent.

ITEM 32.       Management Services.

         Not applicable.

ITEM 33.       Undertakings.

         (a) Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if
(1) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (2) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

         (b)   Registrant undertakes that:

                (1) To file during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement.

                           (i) To include any prospectus required by section 10(a)(3) of the 1933 Act;

                           (ii) To reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which individually or in the aggregate represent a fundamental change in the information set forth in the Registration Statement; and

                           (iii) To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

                (2) That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new Registration Statement relating to the securities offered therein and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                (3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

                (4) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

                (5) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 21st day of March 2001.

                                       CORPORATE HIGH YIELD FUND IV, INC.
                                                  (Registrant)


                                       By:  /s/ BRADLEY J. LUCIDO
                                            ---------------------
                                            (Bradley J. Lucido, President)

         Each person whose signature appears below hereby authorizes Bradley
J. Lucido, Alice A. Pellegrino or David Clayton, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.


         Signatures                              Title                   Date

    /s/ BRADLEY J. LUCIDO          President and Director    March 21, 2001
-------------------------------
     (Bradley J. Lucido)

   /s/ ALICE A. PELLEGRINO         Treasurer and Director    March 21, 2001
-------------------------------
    (Alice A. Pellegrino)

     /s/ DAVID CLAYTON             Secretary and Director    March 21, 2001
-------------------------------
            (David Clayton)
